Basis of Presentation and General Information (Tables)	9 Months Ended
Sep. 30, 2017
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
Seanergy's subsidiaries included in these consolidated financial statements as of September 30, 2017, are as follows:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp.(1) (3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co.(1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co.(1)	Marshall Islands	Leadership	March 19, 2015	N/A
Premier Marine Co.(1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co.(1)	Marshall Islands	Gladiatorship	September 29, 2015	N/A
Guardian Shipping Co.(1)	Marshall Islands	Guardianship	October 21, 2015	N/A
Champion Ocean Navigation Co.(1)	Liberia	Championship	December 7, 2015	N/A
Squire Ocean Navigation Co.(1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd.(1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co.(1)	Liberia	Knightship	December 13, 2016	N/A
Lord Ocean Navigation Co.(1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co.(1)	Marshall Islands	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (4)	Malta	N/A	N/A	N/A
Martinique International Corp.(1)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp.(1)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (2)	British Virgin Islands	Clipper Grace	May 21, 2010	October 15, 2012
Atlantic Grace Shipping Limited (5)	British Virgin Islands	N/A	N/A	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")
(3) Management company
(4) Chartering services company
(5) Dormant company